Note 7 - Accrued Interest Receivable - Summary of Accrued Interest Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued interest receivable	$ 3,102	$ 2,251
Securities Available for Sale [Member]
Accrued interest receivable	392	378
Loans Receivable [Member]
Accrued interest receivable	$ 2,710	$ 1,873